VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.3%
U.S. Treasury Bonds
2.875%, 5/15/49	$ 675	$ 815
1.250%, 5/15/50	2,785	2,361
U.S. Treasury Notes
0.875%, 6/30/26	475	477
1.125%, 2/15/31	990	977
Total U.S. Government Securities (Identified Cost $4,720)		4,630

Municipal Bonds—1.4%
California—0.7%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	899
Illinois—0.7%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	967
Total Municipal Bonds (Identified Cost $1,453)		1,866

Foreign Government Securities—24.4%
China Government International Bond RegS 3.250%, 10/19/23(1)	525	557
Dominican Republic
144A 6.000%, 7/19/28(2)	420	481
144A 4.500%, 1/30/30(2)	460	478
144A 6.850%, 1/27/45(2)	1,080	1,239
Emirate of Dubai International Bond RegS 5.250%, 1/30/43(1)	1,265	1,447
Federative Republic of Brazil
3.875%, 6/12/30	380	381
4.750%, 1/14/50	365	345
	Par Value	Value

Foreign Government Securities—continued
Kingdom of Jordan 144A 5.750%, 1/31/27(2)	$ 1,285	$ 1,397
Kingdom of Morocco 144A 5.500%, 12/11/42(2)	590	672
Oman Government International Bond 144A 7.375%, 10/28/32(2)	1,570	1,821
Republic of Angola 144A 8.250%, 5/9/28(2)	705	750
Republic of Argentina
1.125%, 7/9/35(3)	1,830	639
2.500%, 7/9/41(3)	800	312
Republic of Colombia
3.125%, 4/15/31	685	669
4.125%, 5/15/51	270	252
Republic of Ecuador
144A 0.000%, 7/31/30(2)	54	31
144A 5.000%, 7/31/30(2)(3)	158	140
144A 1.000%, 7/31/35(2)(3)	559	400
Republic of Egypt
144A 7.600%, 3/1/29(2)	845	928
144A 8.500%, 1/31/47(2)	715	751
144A 8.875%, 5/29/50(2)	550	592
Republic of El Salvador 144A 5.875%, 1/30/25(2)	630	561
Republic of Ghana
144A 7.625%, 5/16/29(2)	200	200
144A 8.125%, 3/26/32(2)	665	666
Republic of Indonesia
2.850%, 2/14/30	1,625	1,706
144A 4.350%, 1/8/27(2)	525	598
Republic of Ivory Coast 144A 6.125%, 6/15/33(2)	435	476
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Kenya 144A 8.000%, 5/22/32(2)	$ 510	$ 583
Republic of Nigeria
144A 6.500%, 11/28/27(2)	275	290
144A 7.875%, 2/16/32(2)	450	484
Republic of Pakistan
144A 8.250%, 9/30/25(2)	350	381
144A 6.875%, 12/5/27(2)	360	368
Republic of Panama 3.870%, 7/23/60	850	879
Republic of Philippines 3.700%, 3/1/41	565	624
Republic of South Africa
4.300%, 10/12/28	325	335
5.650%, 9/27/47	360	362
Republic of Turkey
6.250%, 9/26/22	390	405
4.875%, 10/9/26	840	835
5.875%, 6/26/31	850	846
4.875%, 4/16/43	935	768
Republic of Venezuela RegS 7.650%, 4/21/25(1)(4)	1,380	138
Russian Federation Eurobond RegS 4.375%, 3/21/29(1)	600	686
Saudi Government International Bond
144A 3.625%, 3/4/28(2)	900	998
144A 4.500%, 10/26/46(2)	780	916
State of Israel 2.750%, 7/3/30	480	516
State of Qatar
144A 3.750%, 4/16/30(2)	450	513
144A 4.400%, 4/16/50(2)	365	452
Ukraine Government
144A 6.876%, 5/21/29(2)	570	602
	Par Value	Value

Foreign Government Securities—continued
144A 7.375%, 9/25/32(2)	$ 805	$ 860
144A 7.253%, 3/15/33(2)	510	540
United Mexican States
2.659%, 5/24/31	310	308
4.500%, 1/31/50	1,430	1,554
Total Foreign Government Securities (Identified Cost $34,395)		33,732

Mortgage-Backed Securities—9.5%
Non-Agency—9.5%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(2)	475	477
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(2)	770	825
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(2)(3)	172	175
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(2)	540	559
2017-SPL5, B1 144A 4.000%, 6/28/57(2)(3)	130	135
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	385	401
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(2)(3)	515	557
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	361	367
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(2)(3)	362	378
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(2)	$ 210	$ 221
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(2)(3)(5)	570	570
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(3)	99	101
2021-2, A3 144A 1.291%, 6/25/66(2)(3)	522	522
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(2)	475	475
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.891%, 10/25/29(2)(3)	163	167
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)	137	140
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)	294	300
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(2)(3)	252	259
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	220	232
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(2)(3)	213	228
2016-4A, B1A 144A 4.500%, 11/25/56(2)(3)	570	623
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(2)(3)	145	149
Preston Ridge Partners Mortgage LLC
2020-3, A1 144A 2.857%, 9/25/25(2)(3)	584	585
	Par Value	Value

Non-Agency—continued
2021-2, A1 144A 2.115%, 3/25/26(2)(3)	$ 522	$ 523
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(2)(3)	455	459
Progress Residential Trust 2021-SFR6, C 144A 1.855%, 7/17/38(2)	190	190
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(3)	127	128
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(2)(3)	92	92
Towd Point Mortgage Trust
2016-4, B1 144A 3.842%, 7/25/56(2)(3)	260	286
2017-1, M1 144A 3.750%, 10/25/56(2)(3)	265	282
2018-6, A2 144A 3.750%, 3/25/58(2)(3)	215	228
2015-2, 1M1 144A 3.250%, 11/25/60(2)(3)	615	629
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(2)(3)	500	499
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.736%, 5/10/45(2)(3)	415	395
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(2)(3)	399	399
2021-NPL4, A1 144A 1.868%, 8/25/51(2)(3)	285	285
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(2)(3)	$ 327	$ 328
		13,169

Total Mortgage-Backed Securities (Identified Cost $12,923)		13,169

Asset-Backed Securities—11.0%
Automobiles—5.8%
ACC Trust 2019-1, B 144A 4.470%, 10/20/22(2)	361	364
Avid Automobile Receivables Trust 2019-1, D 144A 4.030%, 7/15/26(2)	390	401
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(2)	480	482
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(2)	540	557
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(2)	338	341
First Investors Auto Owner Trust 2018-1A, D 144A 4.110%, 6/17/24(2)	565	574
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(2)	495	511
2020-3A, D 144A 2.270%, 5/15/26(2)	480	492
2020-3A, E 144A 4.310%, 7/15/27(2)	550	577
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(2)	845	865
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(2)	$ 520	$ 525
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(2)	525	538
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(2)	520	527
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(2)	580	590
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(2)	515	518
Westlake Automobile Receivables Trust 2018-2A, D 144A 4.000%, 1/16/24(2)	165	165
		8,027

Credit Card—0.4%
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(2)	605	605
Equipment—0.4%
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(2)	500	502
Other—4.4%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	196	201
2020-AA, D 144A 7.150%, 7/17/46(2)	400	418
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	475	498
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(2)	$ 175	$ 181
2020-1A, A 144A 2.981%, 11/15/35(2)	270	275
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	124	126
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(2)	480	479
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	351	376
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(2)	480	487
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	480	489
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(2)	415	424
Oasis LLC 2020-2A, A 144A 4.262%, 5/15/32(2)	193	195
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(2)	103	103
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(2)	580	582
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(2)	525	543
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	321	336
TRP LLC 2021-1,A 144A 2.070%, 6/19/51(2)	324	325
		6,038

Total Asset-Backed Securities (Identified Cost $14,825)		15,172
	Par Value	Value

Corporate Bonds and Notes—63.1%
Communication Services—4.5%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)	$ 200	$ 198
Altice France S.A.
144A 7.375%, 5/1/26(2)	200	208
144A 5.125%, 7/15/29(2)	285	288
Baidu, Inc. 3.425%, 4/7/30	445	481
Cable Onda S.A. 144A 4.500%, 1/30/30(2)	725	770
Cars.com, Inc. 144A 6.375%, 11/1/28(2)	295	314
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(2)	5	5
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(2)	175	180
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(2)	70	73
DISH DBS Corp. 7.750%, 7/1/26	170	195
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(2)	395	423
Grupo Televisa SAB 4.625%, 1/30/26	525	585
iHeartCommunications, Inc. 8.375%, 5/1/27	278	295
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(2)	390	378
Mav Acquisition Corp. 144A 8.000%, 8/1/29(2)	335	329
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	265	272
Northwest Fiber LLC
144A 6.000%, 2/15/28(2)	35	35
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
144A 10.750%, 6/1/28(2)	$ 180	$ 203
Radiate Holdco LLC
144A 4.500%, 9/15/26(2)	65	68
144A 6.500%, 9/15/28(2)	225	229
Telesat Canada 144A 6.500%, 10/15/27(2)	535	452
TripAdvisor, Inc. 144A 7.000%, 7/15/25(2)	250	264
		6,245

Consumer Discretionary—5.2%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(2)	395	404
Ambience Merger Sub, Inc.
144A 4.875%, 7/15/28(2)	45	45
144A 7.125%, 7/15/29(2)	325	325
APX Group, Inc. 144A 5.750%, 7/15/29(2)	215	216
Brunswick Corp. 2.400%, 8/18/31	261	256
Carnival Corp. 144A 4.000%, 8/1/28(2)	5	5
Carriage Services, Inc. 144A 4.250%, 5/15/29(2)	225	225
Clarios Global LP 144A 8.500%, 5/15/27(2)	260	278
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(2)	275	304
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(2)	140	146
Ford Motor Co. 9.000%, 4/22/25	362	442
	Par Value	Value

Consumer Discretionary—continued
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	$ 495	$ 500
Golden Nugget, Inc. 144A 8.750%, 10/1/25(2)	185	195
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(2)	335	339
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(2)	15	15
M/I Homes, Inc. 4.950%, 2/1/28	385	403
Mclaren Finance plc 144A 7.500%, 8/1/26(2)	420	418
Metis Merger Sub LLC 144A 6.500%, 5/15/29(2)	160	160
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(2)	70	75
Michaels Cos., Inc. (The) 144A 7.875%, 5/1/29(2)	125	129
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(2)	285	299
NCL Corp., Ltd. 144A 5.875%, 3/15/26(2)	195	196
NCL Finance Ltd. 144A 6.125%, 3/15/28(2)	110	111
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(2)	410	434
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(2)	305	313
Royal Caribbean Cruises Ltd.
144A 4.250%, 7/1/26(2)	15	15
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
144A 5.500%, 8/31/26(2)	$ 130	$ 132
144A 5.500%, 4/1/28(2)	25	25
Scientific Games International, Inc. 144A 8.250%, 3/15/26(2)	135	144
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(2)	130	130
Tenneco, Inc. 144A 5.125%, 4/15/29(2)	260	270
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	270	280
		7,229

Consumer Staples—0.5%
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	95	94
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(2)	245	258
Vector Group Ltd. 144A 5.750%, 2/1/29(2)	295	300
		652

Energy—16.9%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	490	494
Antero Midstream Partners LP
144A 7.875%, 5/15/26(2)	190	209
144A 5.750%, 1/15/28(2)	375	390
Antero Resources Corp.
144A 8.375%, 7/15/26(2)	101	114
144A 7.625%, 2/1/29(2)	105	115
	Par Value	Value

Energy—continued
144A 5.375%, 3/1/30(2)	$ 110	$ 112
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)	275	291
BP Capital Markets plc 4.875% (6)	375	413
Callon Petroleum Co.
6.125%, 10/1/24	218	211
144A 8.000%, 8/1/28(2)	15	14
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(2)	195	204
144A 5.875%, 2/1/29(2)	50	53
Citgo Holding, Inc. 144A 9.250%, 8/1/24(2)	135	135
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(2)	95	97
Colgate Energy Partners III LLC 144A 5.875%, 7/1/29(2)	40	41
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(2)	285	313
CrownRock LP 144A 5.625%, 10/15/25(2)	530	546
CSI Compressco LP 144A 7.500%, 4/1/25(2)	335	334
Energy Transfer LP Series H 6.500% (6)	375	384
EQM Midstream Partners LP
144A 6.000%, 7/1/25(2)	105	113
144A 6.500%, 7/1/27(2)	115	128
144A 4.500%, 1/15/29(2)	75	76
144A 4.750%, 1/15/31(2)	75	76
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(2)	1,167	1,332
Hilcorp Energy I LP
144A 5.750%, 2/1/29(2)	215	218
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 6.000%, 2/1/31(2)	$ 215	$ 221
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(2)	240	248
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(2)	315	357
144A 5.750%, 4/19/47(2)	640	794
Kinder Morgan, Inc. 7.750%, 1/15/32	380	550
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(2)	580	550
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(2)	390	393
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(2)	290	299
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(2)(5)	135	3
Nabors Industries Ltd. 144A 7.250%, 1/15/26(2)	210	195
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(2)	275	288
Occidental Petroleum Corp.
5.500%, 12/1/25	10	11
3.500%, 8/15/29	180	187
6.625%, 9/1/30	195	243
6.125%, 1/1/31	275	333
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (2)(6)	155	1
Parsley Energy LLC 144A 4.125%, 2/15/28(2)	210	220
Pertamina Persero PT
144A 6.450%, 5/30/44(2)	425	564
RegS 6.450%, 5/30/44(1)	815	1,082
	Par Value	Value

Energy—continued
Petrobras Global Finance B.V.
7.375%, 1/17/27	$ 230	$ 282
6.900%, 3/19/49	580	688
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(4)	1,820	80
Petroleos Mexicanos
6.500%, 3/13/27	1,430	1,511
5.950%, 1/28/31	725	711
6.500%, 6/2/41	295	265
7.690%, 1/23/50	520	496
6.375%, 1/23/45	1,515	1,298
6.350%, 2/12/48	450	382
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	555	612
Plains All American Pipeline LP 3.800%, 9/15/30	460	495
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(2)	950	943
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(1)	625	775
Transocean, Inc. 144A 11.500%, 1/30/27(2)	9	9
Transportadora de Gas del Peru S.A. 144A 4.250%, 4/30/28(2)	1,350	1,448
USA Compression Partners LP 6.875%, 4/1/26	220	229
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(2)	260	273
		23,449

Financials—14.8%
Acrisure LLC 144A 7.000%, 11/15/25(2)	620	632
Allstate Corp. (The) Series B 5.750%, 8/15/53	606	658
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Ally Financial, Inc. Series B 4.700% (6)	$ 524	$ 551
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(2)	755	853
Banco de Bogota S.A. 144A 6.250%, 5/12/26(2)	560	613
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(2)	990	1,072
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)	1,085	1,155
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(2)	510	565
Banco Santander Chile 144A 3.875%, 9/20/22(2)	900	929
Bancolombia S.A. 4.625%, 12/18/29	300	304
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	700	730
Brighthouse Financial, Inc. 5.625%, 5/15/30	452	551
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)	240	242
Charles Schwab Corp. (The) Series H 4.000% (6)	490	510
Citadel LP 144A 4.875%, 1/15/27(2)	415	451
Discover Bank 4.682%, 8/9/28	380	404
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(2)	213	214
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	585	605
	Par Value	Value

Financials—continued
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	$ 550	$ 633
Huntington Bancshares, Inc. 144A 2.487%, 8/15/36(2)	270	270
Icahn Enterprises LP 6.250%, 5/15/26	480	506
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(2)	730	708
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(2)	520	517
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	390	400
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.174%, 4/20/67(3)	390	341
MDGH-GMTN B.V. 144A 4.500%, 11/7/28(2)	750	878
MetLife, Inc. Series G 3.850% (6)	220	231
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	400	419
Mizuho Financial Group, Inc. 2.721%, 7/16/23	1,000	1,021
OneMain Finance Corp. 7.125%, 3/15/26	290	339
Prospect Capital Corp. 3.706%, 1/22/26	475	490
Santander Holdings USA, Inc. 4.400%, 7/13/27	660	745
Synovus Financial Corp. 5.900%, 2/7/29	350	380
Toronto-Dominion Bank (The) 3.625%, 9/15/31	545	604
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(2)	145	149
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Wells Fargo & Co. Series BB 3.900% (6)	$ 730	$ 759
		20,429

Health Care—2.6%
Akumin, Inc. 144A 7.000%, 11/1/25(2)	250	236
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(2)	155	167
144A 8.500%, 1/31/27(2)	165	177
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(2)	175	181
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(2)	400	409
DaVita, Inc. 144A 4.625%, 6/1/30(2)	280	293
Encompass Health Corp. 4.500%, 2/1/28	270	283
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(2)	160	158
Lannett Co., Inc. 144A 7.750%, 4/15/26(2)	80	75
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(2)	111	118
144A 7.250%, 2/1/28(2)	67	72
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(2)	35	37
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(2)	175	178
144A 10.000%, 4/15/27(2)	230	250
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(2)	230	220
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(2)	30	32
	Par Value	Value

Health Care—continued
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	$ 455	$ 435
Universal Health Services, Inc. 144A 2.650%, 1/15/32(2)	315	317
		3,638

Industrials—4.7%
Alfa SAB de CV 144A 5.250%, 3/25/24(2)	910	987
American Airlines Group, Inc. 144A 5.000%, 6/1/22(2)	195	197
American Airlines, Inc.
144A 11.750%, 7/15/25(2)	505	627
144A 5.500%, 4/20/26(2)	45	47
144A 5.750%, 4/20/29(2)	25	27
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	536	582
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(2)(7)	300	297
Boeing Co. (The)
3.750%, 2/1/50	315	326
5.930%, 5/1/60	160	222
Bombardier, Inc. 144A 6.000%, 2/15/28(2)	130	131
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(2)	400	404
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(2)	305	301
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	481	494
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(2)	300	306
Delta Air Lines, Inc. 3.750%, 10/28/29	300	304
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Deluxe Corp. 144A 8.000%, 6/1/29(2)	$ 140	$ 150
Seaspan Corp. 144A 5.500%, 8/1/29(2)	30	31
Transnet SOC Ltd. 144A 4.000%, 7/26/22(2)	1,000	1,011
United Airlines, Inc.
144A 4.375%, 4/15/26(2)	40	42
144A 4.625%, 4/15/29(2)	40	42
		6,528

Information Technology—3.1%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(2)	245	257
Broadcom, Inc.
4.150%, 11/15/30	470	529
144A 2.450%, 2/15/31(2)	207	205
Citrix Systems, Inc. 3.300%, 3/1/30	730	770
Dell International LLC 8.100%, 7/15/36	255	391
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(2)	200	206
MicroStrategy, Inc. 144A 6.125%, 6/15/28(2)	190	195
NCR Corp. 144A 5.125%, 4/15/29(2)	285	295
Plantronics, Inc. 144A 4.750%, 3/1/29(2)	290	278
Rocket Software, Inc. 144A 6.500%, 2/15/29(2)	285	269
SK Hynix, Inc. 144A 2.375%, 1/19/31(2)	585	579
	Par Value	Value

Information Technology—continued
Xerox Holdings Corp. 144A 5.500%, 8/15/28(2)	$ 320	$ 334
		4,308

Materials—5.5%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(2)(8)	515	542
Chemours Co. (The) 144A 5.750%, 11/15/28(2)	225	238
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(2)	315	338
Eldorado Gold Corp. 144A 6.250%, 9/1/29(2)	325	330
Freeport-McMoRan, Inc. 5.450%, 3/15/43	300	384
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(2)	386	433
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(2)	1,035	1,114
OCP S.A.
144A 5.625%, 4/25/24(2)	1,500	1,643
144A 3.750%, 6/23/31(2)	200	202
Taseko Mines Ltd. 144A 7.000%, 2/15/26(2)	420	432
Teck Resources Ltd. 6.125%, 10/1/35	550	710
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(2)	200	210
144A 6.625%, 11/1/25(2)	345	350
United States Steel Corp. 6.250%, 3/15/26	485	500
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Materials—continued
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	$ 130	$ 135
		7,561

Real Estate—2.7%
American Assets Trust LP 3.375%, 2/1/31	380	395
EPR Properties 4.750%, 12/15/26	260	281
GLP Capital LP
5.750%, 6/1/28	96	114
5.300%, 1/15/29	137	161
Iron Mountain, Inc. 144A 5.250%, 7/15/30(2)	480	511
Office Properties Income Trust 4.500%, 2/1/25	690	746
Retail Properties of America, Inc. 4.750%, 9/15/30	495	554
Service Properties Trust 4.500%, 3/15/25	745	749
Uniti Group LP 144A 7.875%, 2/15/25(2)	180	193
		3,704

Utilities—2.6%
CMS Energy Corp. 4.750%, 6/1/50	460	518
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	940	992
Ferrellgas LP
144A 5.375%, 4/1/26(2)	95	93
144A 5.875%, 4/1/29(2)	95	93
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(2)	950	1,042
Southern Co. (The) Series 21-A 3.750%, 9/15/51	405	414
	Par Value	Value

Utilities—continued
Talen Energy Supply LLC
144A 7.250%, 5/15/27(2)	$ 115	$ 99
144A 6.625%, 1/15/28(2)	415	356
		3,607

Total Corporate Bonds and Notes (Identified Cost $84,199)		87,350

Leveraged Loans—17.0%
Aerospace—0.9%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 7/27/28(3)	50	50
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27(3)	229	230
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(3)	45	46
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(3)	258	256
KKR Apple Bidco LLC
(3 month LIBOR + 3.000%) 0.000%, 7/14/28(3)(9)	165	165
Second Lien (3 month LIBOR + 5.750%) 0.000%, 7/13/29(3)(9)	10	10
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(3)	340	361
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Aerospace—continued
United AirLines, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 4/21/28(3)	$ 150	$ 150
		1,268

Chemicals—0.4%
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27(3)	189	189
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 4.616%, 2/5/27(3)	252	251
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.838%-5.000%, 10/1/25(3)	163	161
		601

Consumer Durables—0.2%
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 12/29/27(3)	292	291
Consumer Non-Durables—1.0%
Diamond (BC) B.V. (1 month LIBOR + 3.000%) 3.085%, 9/6/24(3)	518	514
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.085%, 6/30/24(3)	427	425
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24(3)	417	403
		1,342

	Par Value	Value

Energy—0.9%
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(3)	$ 299	$ 299
Fieldwood Energy LLC First Lien (3 month PRIME + 0.000%) 0.000%, 4/11/22(3)(4)	480	257
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27(3)	194	193
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 4.250%, 10/30/24(3)	194	193
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24(3)	325	325
		1,267

Financial—0.6%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.335%, 1/31/28(3)	170	169
Tranche B-4 (1 month LIBOR + 5.250%) 5.335%, 1/20/29(3)	115	114
Tranche B-9 (1 month LIBOR + 3.250%) 3.335%, 7/31/27(3)	320	313
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Financial—continued
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27(3)	$ 287	$ 288
		884

Food / Tobacco—0.7%
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/25/27(3)	154	154
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.772%, 5/23/25(3)	215	213
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27(3)	314	313
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(3)	305	303
		983

Forest Prod / Containers—0.3%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 0.000%, 12/7/23(3)(9)	85	78
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.250%, 2/12/26(3)	374	373
		451

Gaming / Leisure—1.3%
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(3)	74	74
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 5/1/28(3)	55	56
	Par Value	Value

Gaming / Leisure—continued
Gateway Casinos & Entertainment Ltd. PIK (3 month LIBOR + 6.500%) 7.500%, 3/13/25(3)(10)	$ 151	$ 151
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/4/23(3)	30	32
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(3)	580	557
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.585%, 2/12/27(3)	404	391
Tranche B2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(3)	54	54
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.835%, 8/14/24(3)	223	220
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(3)	266	265
		1,800

Healthcare—2.6%
AHP Health Partners, Inc. (3 month LIBOR + 3.500%) 0.000%, 8/24/28(3)(9)	125	125
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.345%-4.377%, 2/11/26(3)	80	80
CPI Holdco, LLC Tranche B-1, First Lien (1 month LIBOR + 3.750%) 3.835%, 11/4/26(3)	20	20
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.835%, 10/10/25(3)	$ 186	$ 163
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(3)	388	389
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.835%, 11/17/25(3)	406	403
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(3)	415	416
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25(3)	104	104
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.339%, 3/5/26(3)	326	322
Tranche B-3 (1 month LIBOR + 3.500%) 3.596%, 3/5/26(3)	453	451
Pluto Acquisition I, Inc. 2021, First Lien (1 month LIBOR + 4.000%) 4.085%-4.121%, 6/20/26(3)	160	159
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26(3)	145	145
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(3)	160	160
Upstream Newco, Inc. 2021 (1 month LIBOR + 4.250%) 4.346%, 11/20/26(3)	191	190
	Par Value	Value

Healthcare—continued
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.835%, 7/2/25(3)	$ 530	$ 511
		3,638

Information Technology—1.9%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(3)	247	250
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.835%, 10/2/25(3)	256	254
Epicor Software Corp. Tranche C (3 month LIBOR + 3.250%) 4.000%, 7/30/27(3)	269	268
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/4/28(3)	180	180
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(3)	284	283
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(3)	350	348
Rocket Software, Inc. 2021 (3 month LIBOR + 4.250%) 0.000%, 11/28/25(3)(9)	190	186
Sophia LP (3 month LIBOR + 3.750%) 3.897%, 10/7/27(3)	269	269
Turing Midco LLC (1 month LIBOR + 3.000%) 3.750%-5.500%, 3/24/28(3)	47	47
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(3)	387	387
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(3)	$ 10	$ 10
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 3.835%, 8/27/25(3)	109	109
Veritas US, Inc. 2021, Tranche B (3 month LIBOR + 5.000%) 0.000%, 9/1/25(3)(9)	80	80
		2,671

Manufacturing—0.7%
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(3)	258	258
Circor international, Inc. (1 month LIBOR + 3.250%) 4.250%, 12/11/24(3)	310	307
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(3)	195	194
US Farathane LLC Tranche B-5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24(3)	137	136
		895

Media / Telecom - Broadcasting—0.1%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 5.750%, 8/2/27(3)	145	145
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.2%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(11)(12)	$ 202	$ 205
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(3)	54	54
		259

Media / Telecom - Diversified Media—0.4%
McGraw-Hill Education, Inc. (1 month LIBOR + 4.750%) 5.250%, 7/28/28(3)	244	242
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.840%, 5/18/25(3)	284	276
		518

Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.335%, 3/15/27(3)	109	107
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(3)	125	125
Numericable U.S. LLC Tranche B-12 (3 month LIBOR + 3.688%) 3.814%, 1/31/26(3)	177	175
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(3)	$ 119	$ 113
		520

Retail—0.8%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 11/8/27(3)	224	224
Great Outdoors Group LLC Tranche B-1 (6 month LIBOR + 4.250%) 5.000%, 3/6/28(3)	284	285
Michaels Cos., Inc. (The) Tranche B (1 month LIBOR + 4.200%) 5.000%, 4/15/28(3)	145	145
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(3)	200	199
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(3)	210	210
		1,063

Service—2.6%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 4/6/28(3)	185	185
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.336%, 2/6/26(3)	455	452
	Par Value	Value

Service—continued
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(3)	$ 169	$ 169
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.879%, 8/3/26(3)	70	70
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(3)	404	407
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.500%) 4.000%, 6/30/28(3)	171	170
Tranche C (1 month LIBOR + 3.500%) 4.000%, 6/30/28(3)	32	32
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24(3)	528	525
Paysafe Holdings US Corp. Tranche B1 (3 month LIBOR + 2.750%) 3.250%, 6/28/28(3)	335	331
Peraton Corp. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 2/1/28(3)	318	318
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(3)	190	189
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.835%, 9/3/26(3)	477	473
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.500%, 8/5/28(3)	$ 200	$ 198
TTF Holdings LLC (1 month LIBOR + 4.000%) 4.750%, 3/31/28(3)	89	89
		3,608

Transportation - Automotive—0.7%
Clarios Global LP First Lien (3 month LIBOR + 3.250%) 3.342%, 4/30/26(3)	181	179
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(3)	487	468
Mavis Tire Express Services Topco Corp. First Lien (3 month LIBOR + 4.000%) 4.750%, 5/4/28(3)	215	215
PAI Holdco, Inc. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/28/27(3)	80	80
		942

Utility—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(3)	400	396
Total Leveraged Loans (Identified Cost $23,589)		23,542

	Shares	Value
Preferred Stocks—2.5%
Financials—1.9%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	275(13)	$ 284
Discover Financial Services Series D, 6.125%	190(13)	214
MetLife, Inc. Series D, 5.875%	313(13)	366
Truist Financial Corp. Series Q, 5.100%	465(13)	535
Zions Bancorp NA, 6.950%	47,150	1,293
		2,692

Industrials—0.6%
General Electric Co. Series D, 3.449%(3)	788(13)	764
Total Preferred Stocks (Identified Cost $3,191)		3,456

Common Stocks—0.2%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(14)	29,850	153
Energy—0.0%
Frontera Energy Corp.(14)	7,526	42
Hercules Offshore, Inc.(5)(14)	10,017	—
		42

Financials—0.1%
NMG Parent LLC(14)	618	77
Total Common Stocks (Identified Cost $934)		272
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Shares	Value

Exchange-Traded Funds—2.9%
iShares JP Morgan USD Emerging Markets Bond ETF(15)	21,827	$ 2,475
VanEck Vectors High Yield Muni ETF(15)	24,400	1,549
Total Exchange-Traded Funds (Identified Cost $4,021)		4,024

Total Long-Term Investments—135.3% (Identified Cost $184,250)		187,213

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(15)	1,180,546	1,181
Total Short-Term Investment (Identified Cost $1,181)		1,181

TOTAL INVESTMENTS—136.2% (Identified Cost $185,431)		$188,394(16)
Other assets and liabilities, net—(36.2)%		(50,068)
NET ASSETS—100.0%		$138,326

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, these securities amounted to a value of $103,895 or 75.1% of net assets.
(3)	Variable rate security. Rate disclosed is as of August 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	The first payment of cash and/or principal will be made on October 1, 2021.
(8)	100% of the income received was in cash.
(9)	This loan will settle after August 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
(10)	60% of the income received was in cash and 40% was in PIK
(11)	Security is fixed rate.
(12)	Security in default, interest payments are being received during the bankruptcy proceedings.
(13)	Value shown as par value.
(14)	Non-income producing.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(16)	All or a portion of the portfolio segregated as collateral for borrowings.

Country Weightings†
United States	58%
Mexico	6
Indonesia	3
Canada	3
Netherlands	2
Chile	2
Saudi Arabia	2
Other	24
Total	100%
† % of total investments as of August 31, 2021.
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of August 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$15,172	$—	$15,172	$—
Corporate Bonds and Notes	87,350	—	87,347	3
Foreign Government Securities	33,732	—	33,732	—
Leveraged Loans	23,542	—	23,542	—
Mortgage-Backed Securities	13,169	—	12,599	570
Municipal Bonds	1,866	—	1,866	—
U.S. Government Securities	4,630	—	4,630	—
Equity Securities:
Preferred Stocks	3,456	1,293	2,163	—
Common Stocks	272	42	230	—(1)
Exchange-Traded Funds	4,024	4,024	—	—
Money Market Mutual Fund	1,181	1,181	—	—
Total Investments	$188,394	$6,540	$181,281	$573

(1)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $153 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Securities held by the Fund with an end of period value of $3 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended August 31, 2021.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021
Note 1. Significant Accounting Policies
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.